UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:


/s/ Kian Ghazi                   New York, New York          August 14, 2009
-----------------------      -------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:  $110,207
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                  Hawkshaw Capital Management, LLC

COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  ---------   --------   -------------------  ----------  --------  --------------------
                                                           VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
--------------                --------------  ---------   --------   -------   ---  ----  ----------  --------  -------- ------ ----
ABERCROMBIE & FITCH CO        CLASS A         002896207     3,412     134,400  SH           SOLE       NONE      134,400
ANNTAYLOR STORES CORP         COM             036115103     4,166     522,039  SH           SOLE       NONE      522,039
CORE MARK HOLDING CO INC      COM             218681104     9,080     348,414  SH           SOLE       NONE      348,414
DELL INC                      COM             24702R101     5,524     402,363  SH           SOLE       NONE      402,363
FROZEN FOOD EXPRESS INDS INC  COM             359360104     6,312   1,985,034  SH           SOLE       NONE    1,985,034
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109     6,019     347,707  SH           SOLE       NONE      347,707
HARRIS STRATEX NTWRKS INC     CLASS A         41457P106     3,917     604,528  SH           SOLE       NONE      604,528
IAC INTERACTIVECORP           COM PAR $.001   44919P508     4,769     297,130  SH           SOLE       NONE      297,130
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100     6,117     161,749  SH           SOLE       NONE      161,749
MEMC ELECTR MATLS INC         COM             552715104     3,920     220,094  SH           SOLE       NONE      220,094
SCHOLASTIC CORP               COM             807066105     7,825     395,412  SH           SOLE       NONE      395,412
SONOSITE INC                  COM             83568G104     3,889     194,172  SH           SOLE       NONE      194,172
SPDR GOLD TRUST               GOLD SHS        78463V107     5,200      57,027  SH           SOLE       NONE       57,027
SPDR TR                       UNIT SER 1      78462F103    25,590    278,300        PUT     SOLE       NONE     278,300
UNIVERSAL TECHNICAL INST INC  COM             913915104    14,467     968,959  SH           SOLE       NONE      968,959







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